CURRENT ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other
Prepaid expenses and other	$ 2,510	$ 2,029
Prepaid insurance premiums	1,000	600
Unrealized gains on foreign exchange forward contracts	100	700
2025 Term Loan
Prepaid Expenses and Other
Prepaid Interest	$ 400	$ 0